Rafferty Asset Management, LLC
535 Madison Avenue, 37th Floor
New York, New York 10022
August 14, 2026
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the funds listed on Appendix A that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 10, 2026, filed electronically as Post-Effective Amendment No. 493 to the Trust’s Registration Statement on Form N-1A on August 10, 2026.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463, Fatima Sulaiman of K&L Gates at (202) 778-9082, or Frank Na of K&L Gates at (202) 778-9473.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
General Counsel
Rafferty Asset Management, LLC

2X BULL FUNDS	2X BEAR FUNDS
Direxion Daily ANET Bull 2X ETF	Direxion Daily ANET Bear 2X ETF
Direxion Daily CRWV Bull 2X ETF	Direxion Daily CRWV Bear 2X ETF
Direxion Daily GEV Bull 2X ETF	Direxion Daily GEV Bear 2X ETF
Direxion Daily LRCX Bull 2X ETF	Direxion Daily LRCX Bear 2X ETF
Direxion Daily NEM Bull 2X ETF	Direxion Daily NEM Bear 2X ETF
Direxion Daily SNDK Bull 2X ETF	Direxion Daily SNDK Bear 2X ETF
Direxion Daily WDC Bull 2X ETF	Direxion Daily WDC Bear 2X ETF
Direxion Daily DRAM Bull 2X ETF	Direxion Daily DRAM Bear 2X ETF